SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2023	Aug. 31, 2023	Jan. 31, 2024	Jan. 31, 2023	Jul. 31, 2023	Aug. 01, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Allowance for doubtful accounts			$ 0		$ 0
Advertising costs			0	$ 192
Operating Lease, Right-of-Use Asset			0		$ 6,436	$ 8,704
Operating Lease, Weighted Average Discount Rate, Percent						5.00%
Decrease in operating lease liabilities	$ (6,080)		$ (356)	$ (162)
RQS [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ownership interest			10.00%
Convertible Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares			0		8,000,000
Hong Kong Office Facility [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Decrease in operating lease liabilities		$ 6,080